Financial Instruments and Risk Management - Schedule of Assets and Liabilities Measured at Fair Value (Details) - Recurring Fair Value Measurement [Member] - USD ($)	Jan. 31, 2026	Oct. 31, 2025
Schedule of Assets and Liabilities Measured at Fair Value [Line Items]
Convertible loans		$ (1,760,066)
Derivative warrant liabilities	$ (1,756,632)	(2,369,195)
Quoted prices in active markets for identical instruments (Level 1) [Member]
Schedule of Assets and Liabilities Measured at Fair Value [Line Items]
Convertible loans
Derivative warrant liabilities
Significant other observable inputs (Level 2) [Member]
Schedule of Assets and Liabilities Measured at Fair Value [Line Items]
Convertible loans		(1,760,066)
Derivative warrant liabilities
Significant unobservable inputs (Level 3) [Member]
Schedule of Assets and Liabilities Measured at Fair Value [Line Items]
Convertible loans
Derivative warrant liabilities	(1,756,632)	(2,369,195)
Polyrizon shares [Member]
Schedule of Assets and Liabilities Measured at Fair Value [Line Items]
Short-term investment	1,671
Polyrizon shares [Member] | Quoted prices in active markets for identical instruments (Level 1) [Member]
Schedule of Assets and Liabilities Measured at Fair Value [Line Items]
Short-term investment	1,671
Polyrizon shares [Member] | Significant other observable inputs (Level 2) [Member]
Schedule of Assets and Liabilities Measured at Fair Value [Line Items]
Short-term investment
Polyrizon shares [Member] | Significant unobservable inputs (Level 3) [Member]
Schedule of Assets and Liabilities Measured at Fair Value [Line Items]
Short-term investment
Taurus Shares [Member]
Schedule of Assets and Liabilities Measured at Fair Value [Line Items]
Short-term investment	726,169	1,030,402
Taurus Shares [Member] | Quoted prices in active markets for identical instruments (Level 1) [Member]
Schedule of Assets and Liabilities Measured at Fair Value [Line Items]
Short-term investment	726,169	1,030,402
Taurus Shares [Member] | Significant other observable inputs (Level 2) [Member]
Schedule of Assets and Liabilities Measured at Fair Value [Line Items]
Short-term investment
Taurus Shares [Member] | Significant unobservable inputs (Level 3) [Member]
Schedule of Assets and Liabilities Measured at Fair Value [Line Items]
Short-term investment
Taurus Warrants [Member]
Schedule of Assets and Liabilities Measured at Fair Value [Line Items]
Short-term investment	361,598
Taurus Warrants [Member] | Quoted prices in active markets for identical instruments (Level 1) [Member]
Schedule of Assets and Liabilities Measured at Fair Value [Line Items]
Short-term investment
Taurus Warrants [Member] | Significant other observable inputs (Level 2) [Member]
Schedule of Assets and Liabilities Measured at Fair Value [Line Items]
Short-term investment
Taurus Warrants [Member] | Significant unobservable inputs (Level 3) [Member]
Schedule of Assets and Liabilities Measured at Fair Value [Line Items]
Short-term investment	$ 361,598
Xylo shares [Member]
Schedule of Assets and Liabilities Measured at Fair Value [Line Items]
Short-term investment		886
Xylo shares [Member] | Quoted prices in active markets for identical instruments (Level 1) [Member]
Schedule of Assets and Liabilities Measured at Fair Value [Line Items]
Short-term investment		886
Xylo shares [Member] | Significant other observable inputs (Level 2) [Member]
Schedule of Assets and Liabilities Measured at Fair Value [Line Items]
Short-term investment
Xylo shares [Member] | Significant unobservable inputs (Level 3) [Member]
Schedule of Assets and Liabilities Measured at Fair Value [Line Items]
Short-term investment
Polyrizon warrants [Member]
Schedule of Assets and Liabilities Measured at Fair Value [Line Items]
Short-term investment		631,119
Polyrizon warrants [Member] | Quoted prices in active markets for identical instruments (Level 1) [Member]
Schedule of Assets and Liabilities Measured at Fair Value [Line Items]
Short-term investment
Polyrizon warrants [Member] | Significant other observable inputs (Level 2) [Member]
Schedule of Assets and Liabilities Measured at Fair Value [Line Items]
Short-term investment
Polyrizon warrants [Member] | Significant unobservable inputs (Level 3) [Member]
Schedule of Assets and Liabilities Measured at Fair Value [Line Items]
Short-term investment		$ 631,119